Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2022
Disclosure Of Cash And Cash Equivalents Text Block Abstract
Cash and cash equivalents
10	Cash and cash equivalents

	2022	2021
	US$	US$
		(Restated)
Bank balances	5,286,991	982,538

The cash and cash equivalents of US$369,035 (2021: US$861,779) are located in Mainland China. RMB is not a freely convertible currency and the remittance of funds out of Mainland China is subject to exchange restrictions imposed by the PRC government.